Note 1 - Nature of Operations and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

As used herein and except as otherwise noted, the term “Company”, “it(s)”, “our”, “us”, “we” and “Amchi” shall mean Amchi Gendynamy Science Corporation, a Delaware corporation.

Amchi Gendynamy Science Corporation, formerly known as Pretty Valley Acquisition Corporation, was incorporated on May 20, 2014 under the laws of the state of Delaware. On June 18, 2014, Pretty Valley Acquisition Corporation filed a registration statement with the Securities and Exchange Commission on Form 10 by which it became a public reporting company. In September, 2015, the Company implemented a change of control by redeeming shares of existing shareholders, issuing shares to new shareholders, electing new officers and directors and accepting the resignations of its then existing officers and directors. In connection with the change of control, the shareholders of the Company and its board of directors unanimously approved the change of the Company’s name from Pretty Valley Acquisition Corporation to Amchi Gendynamy Science Corporation. The Company has been formed to provide a method for a foreign or domestic private company to become a reporting company with a class of securities registered under the Securities Exchange Act of 1934.

The Company is an early-stage development company using a special designed message machine along with acoustic wave to replace medicine and insulin to help diabetes patients to recovery from high blood sugar and medicine side effects. In China, Amchi is one of a few companies in the field of developing a physical method to treat Diabetes, utilizing electrical frequencies and special acoustic waves, which the founder of the Company has devoted many years in researching this Chinese traditional sound wave treatment. The Company has been working to determine what is the right multiple frequency, and how this frequency works on Diabetes to lower blood sugar. The Company’s research is in its early stages and there is no assurance that its therapy protocol or its energy devices will ever be able to be proved and accepted by the scientific and medical communities.

Going Concern
The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not yet generated any revenue and has sustained operating losses since inception to date and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to continue operations, and the attainment of profitable operations. The Company incurred a net loss of $116,830 for the six months ended June 30, 2016, used net cash in operating activities of $232,848, has a working capital surplus of $420,445, and has an accumulated deficit of $218,561as of June 30, 2016. These factors, among others raise a substantial doubt regarding the Company’s ability to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying financial statements do not include any adjustments to reflect the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

As used herein and except as otherwise noted, the term “Company”, “it(s)”, “our”, “us”, “we” and “Amchi” shall mean Amchi Gendynamy Science Corporation, a Delaware corporation.

Amchi Gendynamy Science Corporation (formerly Pretty Valley Acquisition Corporation ("Amchi Gendynamy" or the "Company") was incorporated on May 20, 2014 under the laws of the state of Delaware to engage research and develop Dynamic recovery and therapy system, we will concentrated on develop the theory and application of Dynamic recovery and therapy Device, will continue to commercialize such Device around the world. We own the technology of Dynamic recovery and therapy technology, not bought for the others.

Going Concern
The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not yet generated any revenue and has sustained operating losses since inception to date and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to continue operations, and the attainment of profitable operations. The Company incurred a net loss of $101,024 for the year ended December 31, 2015, provided net cash in operating activities of $9,792, had a working capital deficit of $110,380, and has an accumulated deficit of $101,731 as of December 31, 2015. These factors, among others raise a substantial doubt regarding the Company’s ability to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying financial statements do not include any adjustments to reflect the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.